Subsequent Events - Summary of Contributions from the Mexican Government (Details) - Subsequent event - Petróleos Mexicanos - MXN ($) $ in Thousands					4 Months Ended
	Mar. 19, 2025	Feb. 19, 2025	Feb. 07, 2025	Jan. 10, 2025	Apr. 17, 2023
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 19,284,494	$ 23,532,337	$ 15,000,000
Strengthening of Financial Position One, January 2025
Disclosure of non-adjusting events after reporting period [line items]
Total				$ 20,382,300
Strengthening of Financial Position Two, January 2025
Disclosure of non-adjusting events after reporting period [line items]
Total				$ 1,803,442
Construction of Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Total					$ 80,002,573